UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21217
Investment Company Act File Number
Eaton Vance California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
California Municipal Bond Fund II
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 17.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,449,953
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	433,900
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	171,030
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	80,843
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	74,136
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	397,229
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	979,667
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	129,951
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,310,544
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	222,025
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	150,372
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	450,542
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	466,268
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	491,418
University of California, 5.25%, 5/15/39	1,000	1,095,480

		$7,903,358

Electric Utilities — 9.2%
California Department of Water Resources, Electric System Revenue, 5.00%, 5/1/22	$480	$579,888
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	745	817,742
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,106,269
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,098,310
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	689,641

		$4,291,850

General Obligations — 10.2%
California, 5.50%, 11/1/35	$1,300	$1,418,092
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	1,850	2,010,580
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	792,195
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	503,712

		$4,724,579

Hospital — 11.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,387,403
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,439,763
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,051,520
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	358,848
Washington Township Health Care District, 5.00%, 7/1/32	555	558,580
Washington Township Health Care District, 5.25%, 7/1/29	750	750,195

		$5,546,309

Insured-Education — 13.2%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$446,292
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,058,560
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	180	183,627
California State University, (AGM), (BHAC), 5.00%, 11/1/39(2)	2,000	2,087,520
California State University, (AMBAC), 5.00%, 11/1/33	2,335	2,360,311

		$6,136,310

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 9.2%
Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,517,303
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(2)	1,500	1,652,340
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,093,230

		$4,262,873

Insured-Escrowed/Prerefunded — 12.6%
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,468,516
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,308,894
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,619,841
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	456,130

		$5,853,381

Insured-General Obligations — 25.6%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$766,782
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,471,811
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	460,661
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,622,220
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,664,077
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	576,875
Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	925	927,488
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,346,738
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,096,628
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	1,981,088

		$11,914,368

Insured-Hospital — 6.5%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	$1,250	$1,267,512
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(2)	1,750	1,780,940

		$3,048,452

Insured-Lease Revenue/Certificates of Participation — 9.8%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,648,700
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	1,750	1,837,500
San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,075	1,078,182

		$4,564,382

Insured-Special Tax Revenue — 11.5%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,348,928
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,026,301
Los Angeles County Metropolitan Transportation Authority, (Sales Tax Revenue), (AGM), 4.50%, 7/1/27	430	452,437
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,385	798,886
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,215	415,603
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,294,029

		$5,336,184

Insured-Transportation — 3.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,109,469
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	333,795

		$1,443,264

Insured-Water and Sewer — 10.3%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,271,544

	Principal
	Amount
Security	(000’s omitted)	Value
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$100	$108,396
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(2)	1,600	1,734,336
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	620	561,063
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	470,405
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	669,189

		$4,814,933

Special Tax Revenue — 6.7%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,631,222
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,476,618

		$3,107,840

Transportation — 13.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,324,327
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	610,260
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,469,200
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	1,060	1,139,839
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	664,242
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,154,880

		$6,362,748

Water and Sewer — 2.4%
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/39	$1,050	$1,133,864

		$1,133,864

Total Tax-Exempt Investments — 172.9% (identified cost $78,301,819)		$80,444,695

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.2)%		$(25,700,323)

Other Assets, Less Liabilities — (17.7)%		$(8,210,802)

Net Assets Applicable to Common Shares — 100.0%		$46,533,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 58.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 19.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $344,839.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	25 U.S. 10-Year Treasury Note	Short	$(3,240,384)	$(3,278,125)	$(37,741)
3/12	28 U.S. 30-Year Treasury Bond	Short	(3,992,579)	(4,054,750)	(62,171)

					$(99,912)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $99,912.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,214,123

Gross unrealized appreciation	$4,892,940
Gross unrealized depreciation	(2,547,368)

Net unrealized appreciation	$2,345,572

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$80,444,695	$—	$80,444,695

Total Investments	$—	$80,444,695	$—	$80,444,695

Liability Description

Futures Contracts	$(99,912)	$—	$—	$(99,912)

Total	$(99,912)	$—	$—	$(99,912)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012